Equity Plans and Stock-based Compensation - Summary of stock option awards (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option awards outstanding beginning balance	30,166,792			28,955,341
Number of stock option awards granted		8,912,180	10,780,372	8,811,605
Number of stock option awards exercised	(3,292,219)	(11,042,592)	(4,830,469)	(3,853,935)
Number of stock option awards forfeited	(452,893)
Number of stock option awards expired	(19,963)	(2,585,875)	(2,728,460)	(2,250,990)
Number of stock option awards outstanding ending balance	26,401,717	30,167,177	34,883,464	31,662,021
Number of stock option awards options vested and expected to vest	25,667,621	27,483,800
Number of stock option awards exercisable	16,457,228	16,591,050
Weighted average exercise price outstanding beginning balance	$ 0.71	$ 0.65	$ 0.6	$ 0.59
Weighted average exercise price granted		0.75	0.75	0.57
Weighted average exercise price exercised	0.53	0.55	0.47	0.35
Weighted average exercise price forfeited	0.73
Weighted average exercise price expired	53.22	0.84	0.83	0.75
Weighted average exercise price outstanding ending balance	0.69	0.71	$ 0.65	$ 0.6
Weighted average exercise price options vested and expected to vest	0.69	0.69
Weighted average exercise price exercisable	$ 0.66	$ 0.68
Weighted average remaining contractual term	7 years	7 years 3 months 18 days	7 years 4 months 24 days	7 years 8 months 12 days
Weighted average remaining contractual term options vested and expected to vest	7 years	7 years 2 months 12 days
Weighted average remaining contractual term exercisable	6 years 3 months 18 days	6 years 4 months 24 days
Aggregate intrinsic value outstanding		$ 1,064,539			$ 8,905,754
Aggregate intrinsic value exercised		(110,643,446)	$ (3,464,262)	$ (1,364,006)
Aggregate intrinsic value options vested and expected to vest	$ 589,470	969,997,293
Aggregate intrinsic value exercisable	378,402	586,047,442
Aggregate intrinsic value outstanding	$ 606,280	$ 1,064,538,557	$ 19,314,017	$ 7,456,493